SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Unrealized gain in fair value of short-term investments		$ 1,662	$ 1,662	$ (1,662)
Marketable securities	$ 10,114		10,114	55,217
Allowance for doubtful accounts	1,424,074		1,470,868	1,227,136
Inventory valuation reserves	448,360		448,360	429,050
Advertising and marketing expense	$ 352,291	111,489	$ 736,744	395,941
Lease agreements with remaining terms	The Company has two lease agreements with remaining terms of 3.1 years and 8 months.		The Company has two lease agreements with remaining terms of 3.4 years and 11 months
Deferred revenue	$ 1,200,000		$ 1,704,224		$ 575,000
Remaining performance obligations	$ 4,100,000		$ 3,100,000
Remaining performance obligations percentage	100.00%		100.00%
Inventory write down	$ 0	171,502	$ 0	721,000
Royalty expense	$ 225,320	$ 329,888	706,214	709,640
Development of software applications			1,540,121	0
Amortization of capitalized software			$ 224,648	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Royalty expense percentage	20.00%		20.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Royalty expense percentage	30.00%		30.00%